VIA EDGAR

May 1, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	VALIC Separate Account A (Registrant)
	The Variable Annuity Life Insurance Company (Depositor)
	Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-03240)
	(CIK No. 0000354912)


FILE NUMBER PRODUCT NAME
-----------  ------------
333-124398	Independence Plus Fixed and Variable Deferred Annuity
002-32783   	GUP and GTS-VA Fixed and Variable Deferred Annuity
002-96223   	Impact/UIT-981 Fixed and Variable Deferred Annuity
333-137942	Portfolio Director Fixed and Variable Deferred Annuity
033-75292   	Portfolio Director Fixed and Variable Deferred Annuity
333-49232   	Potentia Fixed and Variable Deferred Annuity
333-201800  	Polaris Platinum Elite Variable Annuity
333-202700  	Portfolio Director Plus Fixed and Variable Deferred Annuity
333-220957	Portfolio Director Freedom Advisor Fixed and Variable Deferred
		Annuity


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(713) 831-3299.


Sincerely,

/s/ MARK MATTHES

Mark Matthes
Associate General Counsel